Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments [Abstract]
Schedule of fair values of financial assets and liabilities
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2023			2022			2021
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	67,842	109,079	176,921	45,014	111,104	156,118	39,678	77,275	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	1,765	4,145	5,910	1,800	3,913	5,713	2,398	3,138	5,536
Financial assets designated at fair value through profit or loss	2,746	7,027	9,773	1,976	7,013	8,989	2,113	13,844	15,957
Financial assets at fair value through other comprehensive income	64,631	18,677	83,308	64,216	21,023	85,239	77,749	30,289	108,038
Hedging derivatives (assets)	—	5,297	5,297	—	8,069	8,069	—	4,761	4,761
Financial liabilities held for trading	20,298	101,972	122,270	16,237	98,948	115,185	10,379	69,090	79,469
Financial liabilities designated at fair value through profit or lossA	25	40,342	40,367	212	40,056	40,268	3,620	11,323	14,943
Hedging derivatives (liabilities)	—	7,656	7,656	—	9,228	9,228	—	5,463	5,463
Liabilities under insurance contractsA	—	17,799	17,799	—	16,426	16,426	—	18,560	18,560
A. See impact of IFRS 17 at 31 December 2022 and 2021 (see Note 1.d).

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2023, 2022 and 2021:

EUR million
	Fair values calculated using internal models at
	2023A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	133,874	10,351
Financial assets held for trading	106,993	2,086
Central banksB	17,717	—	Present value method	Yield curves, FX market prices
Credit institutionsB	14,061	—	Present value method	Yield curves, FX market prices
CustomersB	11,418	24	Present value method	Yield curves, FX market prices
Debt and equity instruments	8,683	915	Present value method	Yield curves, FX market prices
Derivatives	55,114	1,147
Swaps	44,987	577	Present value method, Gaussian CopulaC	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	836	9	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,210	153	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	33	—	Present value method	Yield curves, FX market prices
Index and securities options	126	235	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	6,922	173	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	5,297	—
Swaps	4,665	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	630	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,050	2,095
Equity instruments	815	1,495	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	539	313	Present value method	Yield curves
Loans and receivables	696	287	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	6,846	181
Credit institutions	459	—	Present value method	Yield curves, FX market prices
CustomersC	6,189	31	Present value method	Yield curves, FX market prices, HPI
Debt securities	198	150	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,688	5,989
Equity instruments	5	492	Present value method	Market price, Yield curves, Dividends and Others
Debt securities	9,638	559	Present value method	Yield curves, FX market prices
Loans and receivables	3,045	4,938	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2023A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	166,542	1,227
Financial liabilities held for trading	101,103	869
Central banksB	7,808	—	Present value method	FX market prices, Yield curves
Credit institutionsB	17,862	—	Present value method	FX market prices, Yield curves
Customers	19,837	—	Present value method	FX market prices, Yield curves
Derivatives	49,380	869
Swaps	39,395	388	Present value method, Gaussian CopulaC	Yield curves, FX market prices, Basis, Liquidity, HPI
Interest rate options	2,207	139	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Exchange rate options	549	8	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	466	187	Black-Scholes model	Yield curves, FX market prices
Futures on interest rate and variable income	101	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	6,662	147	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	6,216	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	7,650	6
Swaps	6,866	6	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	1	—	Black's Model	Yield curves , Volatility surfaces, FX market prices and Liquidity
Other	783	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	40,313	29	Present value method	Yield curves, FX market prices
Liabilities under insurance contractsD	17,476	323	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.See impact of IFRS 17 at 31 December 2022 and 2021 (see Note 1.d)

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2022A		2021A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	142,832	8,290	121,640	7,667
Financial assets held for trading	110,721	383	76,738	537
Central banksB	11,595	—	3,608	—	Present value method
Credit institutionsB	16,502	—	10,397	—	Present Value method
CustomersB	9,550	—	6,829	—	Present Value method
Debt and equity instruments	6,537	43	2,312	24	Present Value method
Derivatives	66,537	340	53,592	513
Swaps	54,367	139	43,700	224	Present Value method, Gaussian Copula
Exchange rate options	916	4	539	12	Black-Scholes Model
Interest rate options	2,681	39	2,112	182	Black's Model, advanced multifactor interest rate models
Interest rate futures	113	—	409	—	Present Value method
Index and securities options	354	48	439	41	Black's Model, advanced multifactor interest rate models
Other	8,106	110	6,393	54	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	8,069	—	4,761	—
Swaps	6,687	—	4,204	—	Present Value method
Interest rate options	2	—	9	—	Black’s Model
Other	1,380	—	548	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	2,080	1,833	1,273	1,865
Equity instruments	643	1,269	415	1,231	Present Value method
Debt securities issued	809	325	589	366	Present Value method
Loans and receivables	628	239	269	268	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	6,586	427	13,426	418
Credit institutions	673	—	3,152	—	Present Value method
CustomersC	5,769	5	10,270	18	Present Value method
Debt securities	144	422	4	400	Present Value method
Financial assets at fair value through other comprehensive income	15,376	5,647	25,442	4,847
Equity instruments	9	700	74	821	Present Value method
Debt securities	11,869	229	21,585	146	Present Value method
Loans and receivables	3,498	4,718	3,783	3,880	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2022A		2021A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	163,733	925	103,807	629
Financial liabilities held for trading	98,533	415	68,930	160
Central banksB	5,759	—	1,038	—	Present Value method
Credit institutionsB	9,796	—	6,488	—	Present Value method
Customers	12,226	—	6,141	—	Present Value method
Derivatives	64,147	415	53,234	160
Swaps	51,191	235	42,438	44	Present Value method, Gaussian Copula
Interest rate options	3,268	19	2,720	26	Black's Model, advanced multifactor interest rate models
Exchange rate options	769	—	658	7	Black-Scholes Model
Index and securities options	591	42	446	67	Black's Model, advanced multifactor interest rate models
Interest rate and equity futures	807	—	184	—	Present Value method
Other	7,521	119	6,788	16	Present Value method, Advanced stochastic volatility models and other
Short positions	6,605	—	2,029	—	Present Value method
Hedging derivatives	9,214	14	5,463	—
Swaps	8,142	14	4,149	—	Present Value method
Other	1,072	—	1,314	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	39,905	151	11,172	151	Present Value method
Liabilities under insurance contracts	16,081	345	18,242	318	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation	This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.08)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.01%	(1.90)	1.90
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(7.77)	7.72
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40	bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14	bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%		44.39%	(0.51)	0.89
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(1.26)	1.26
FX Options	FX option pricing model	Volatility	0% - 40%		20.81%	(0.55)	0.59
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.18%	(0.28)	0.16
IR Options	IR option pricing model	Volatility	0.4% - 32.2%		18.86%	(0.29)	0.41
IRS	Others	Others	5% - n.a.		n.a.	(1.25)	—
IRS	Discounted Cash Flows	Credit spread	2.6% - 8.3%		5.60%	(1.97)	2.18
IRS	Discounted Cash Flows	Swap rate	9.4% - 9.8%		9.60%	(1.01)	0.95
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09	bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%		8.92%	—	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.92)	3.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(22.30)% - 27.20%		2.47%	(4.95)	4.95
Structured notes	Price based	Price	(10)% - 10%		0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%		1.55%	(0.21)	0.21
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.89%	(4.48)	4.25

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(149.49)	149.49
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a.	(20.8)	—
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 9.0%		6.80%	(0.68)	0.68
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(20.3)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74	bps	(3.46)	—
Loans	Market price	Market price	(10)% - 20%		0.00%	(5.02)	2.51
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%		0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%		0.99%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(49.24)	49.24
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		39.03%	(0.45)	0.25
CMS	Discounted Cash Flows	Volatility	10% - 90%		47.66%	—	—
FX Options	Volatility option model	Volatility	10% - 90%		28.09%	(0.45)	0.13
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%		39.03%	(0.45)	0.25
Swaptions	Volatility option model	Volatility	10% - 90%		35.55%	(0.21)	0.10
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2022
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85% - 115%	100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bps - 4bps	0.42bps	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.9bps - 42.1bps	21.99bps	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.	n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% -60%	35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%	3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%	8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)bps - 6bps	0.13bps	(0.04)	0.04
IRS	Others	Others	5% - n.a.	n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% -2%	0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.79)	0.79
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.25)	3.83
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01pbs	(0.33)	0.33
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(126.87)	126.87

Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(24.10)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%	0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.4%	2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%	0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.13)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2021
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	(4)bps - 4bps	(0.09)bps	(0.03)	0.03
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% -90%	61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%	36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.80%	10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	1.03% - 3.75%	2.02%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)%-6.5%	1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7%-8.2%	(2.87%)	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91(8.98)bps - TIIE91 + 11.12bps	n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	—	—
IRS	Others	Others	0.05%	n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%	100%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.66%	(0.26)	0.26
Mortgage portfolio	Black Scholes model	Growth rate	0% - 5%	2.50%	(1.90)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(5.47)	4.92
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1bp	(0.56)	0.60
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.19)	1.19
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(123.10)	123.10

2021
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(19.84)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 1.0%	0.12%	(0.07)	0.07
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1bp	(13.12)	13.04
Loans	Forward estimation	Credit spread	0.77% - 2.42%	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(82.13)	82.13
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Asset Swap Repo Model	Long-term repo spread	n.a	n.a.	(0.36)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

Schedule of changes in fair value of financial assets and liabilities calculated using internal models
Lastly, the changes in the financial instruments classified as Level 3 in 2023, 2022 and 2021 were as follows:

	01/01/2023	Changes						31/12/2023
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	383	496	(149)	194	—	1,162	—	2,086
Customers	—	23	—	1	—	—	—	24
Debt securities	42	126	(63)	30	—	773	6	914
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	347	(86)	163	—	389	(6)	1,147
Swaps	139	90	(4)	179	—	191	(18)	577
Exchange rate options	4	1	—	4	—	—	—	9
Interest rate options	39	—	—	2	—	112	—	153
Index and securities options	48	132	(4)	(20)	—	76	3	235
Other	110	124	(78)	(2)	—	10	9	173
Financial assets at fair value through profit or loss	427	51	—	(21)	—	22	(298)	181
Loans and advances to customers	5	—	—	4	—	22	—	31
Debt securities	422	51	—	(25)	—	—	(298)	150
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	345	(238)	107	—	(6)	54	2,095
Customers	239	99	(73)	13	—	—	9	287
Debt instruments	325	38	(48)	(5)	—	—	3	313
Equity instruments	1,269	208	(117)	99	—	(6)	42	1,495
Financial assets at fair value through other comprehensive income	5,647	3,322	(3,411)	—	(204)	231	404	5,989
Loans and advances	4,718	3,322	(3,408)	—	36	160	110	4,938
Debt securities	229	—	—	—	5	71	254	559
Equity instruments	700	—	(3)	—	(245)	—	40	492
TOTAL ASSETS	8,290	4,214	(3,798)	280	(204)	1,409	160	10,351
Financial liabilities held for trading	415	276	(167)	(118)	—	476	(13)	869
Trading derivatives	415	276	(167)	(118)	—	476	(13)	869
Swaps	235	53	(83)	(58)	—	257	(16)	388
Exchange rate options	—	6	—	2	—	—	—	8
Interest rate options	19	4	(5)	(16)	—	137	—	139
Index and securities options	42	88	(13)	(15)	—	82	3	187
Others	119	125	(66)	(31)	—	—	—	147
Hedging derivatives (Liabilities)	14	—	—	(3)	—	(5)	—	6
Swaps	14	—	—	(3)	—	(5)	—	6
Financial liabilities designated at fair value through profit or loss	151	32	(151)	(3)	—	—	—	29
Liabilities under insurance contracts	345	—	—	—	(40)	—	18	323
TOTAL LIABILITIES	925	308	(318)	(124)	(40)	471	5	1,227

	01/01/2022	Changes						31/12/2022
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	537	91	(99)	(116)	—	(15)	(15)	383
Debt securities	22	2	(2)	15	—	2	3	42
Equity instruments	2	—	—	—	—	(1)	—	1
Trading derivatives	513	89	(97)	(131)	—	(16)	(18)	340
Swaps	224	1	(47)	(20)	—	4	(23)	139
Exchange rate options	12	—	(9)	2	—	—	(1)	4
Interest rate options	182	—	—	(142)	—	(1)	—	39
Index and securities options	41	27	(28)	29	—	(26)	5	48
Other	54	61	(13)	—	—	7	1	110
Financial assets at fair value through profit or loss	418	—	(9)	(31)	—	—	49	427
Loans and advances to customers	18	—	(9)	(5)	—	—	1	5
Debt securities	400	—	—	(26)	—	—	48	422
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	521	(579)	98	—	(22)	(50)	1,833
Customers	268	276	(280)	(25)	—	—	—	239
Debt securities	366	51	(33)	(31)	—	(27)	(1)	325
Equity instruments	1,231	194	(266)	154	—	5	(49)	1,269
Financial assets at fair value through other comprehensive income	4,847	8,564	(8,029)	—	(172)	417	20	5,647
Loans and advances	3,880	8,471	(7,988)	—	1	349	5	4,718
Debt securities	146	91	(23)	—	—	—	15	229
Equity instruments	821	2	(18)	—	(173)	68	—	700
TOTAL ASSETS	7,667	9,176	(8,716)	(49)	(172)	380	4	8,290
Financial liabilities held for trading	160	328	(97)	35	—	(2)	(9)	415
Trading derivatives	160	328	(97)	35	—	(2)	(9)	415
Swaps	44	32	(16)	189	—	9	(23)	235
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	56	(44)	(19)	—	—	—	19
Index and securities options	67	23	(19)	(32)	—	(11)	14	42
Others	16	211	(4)	(104)	—	—	—	119
Hedging derivatives (Liabilities)	—	—	—	14	—	—	—	14
Swaps	—	—	—	14	—	—	—	14
Financial liabilities designated at fair value through profit or loss	151	0	(3)	3	—	0	0	151
Liabilities under insurance contracts	318	0	0	(11)	—	0	38	345
TOTAL LIABILITIES	629	328	(100)	41	—	(2)	29	925

	01/01/2021	Changes						31/12/2021
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	740	136	(124)	(181)	—	(15)	(19)	537
Debt securities	7	20	(2)	(2)	—	—	(1)	22
Equity instruments	3	—	(1)	—	—	—	—	2
Trading derivatives	730	116	(121)	(179)	—	(15)	(18)	513
Swaps	272	5	(33)	(35)	—	33	(18)	224
Exchange rate options	22	14	(27)	3	—	—	—	12
Interest rate options	241	7	(39)	(27)	—	—	—	182
Index and securities options	94	18	(12)	(51)	—	(8)	—	41
Other	101	72	(10)	(69)	—	(40)	—	54
Financial assets at fair value through profit or loss	649	59	(120)	(11)	—	(163)	4	418
Credit entities	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	1	18
Debt securities	467	59	(118)	(11)	—	—	3	400
Non-trading financial assets mandatorily at fair value through profit or loss	934	534	(251)	127	—	485	36	1,865
Loans and advances to customers	295	122	(149)	—	—	(3)	3	268
Debt securities	134	206	(28)	28	—	17	9	366
Equity instruments	505	206	(74)	99	—	471	24	1,231
Financial assets at fair value through other comprehensive income	6,220	5,681	(6,588)	—	(228)	(241)	3	4,847
Loans and advances	4,791	5,597	(6,298)	—	(37)	(173)	—	3,880
Debt securities	206	75	(25)	—	(43)	(68)	1	146
Equity instruments	1,223	9	(265)	—	(148)	—	2	821
TOTAL ASSETS	8,543	6,410	(7,083)	(65)	(228)	66	24	7,667
Financial liabilities held for trading	295	85	(42)	(138)	—	(21)	(19)	160
Trading derivatives	295	85	(42)	(138)	—	(21)	(19)	160
Swaps	81	4	(10)	(36)	—	3	2	44
Exchange rate options	1	2	—	4	—	—	—	7
Interest rate options	49	26	(19)	(8)	—	—	(22)	26
Index and securities options	97	23	(5)	(27)	—	(22)	1	67
Securities and interest rate futures	2	—	(2)	—	—	—	—	—
Others	65	30	(6)	(71)	—	(2)	—	16
Financial liabilities designated at fair value through profit or loss	301	143	—	(6)	—	(289)	2	151
Liabilities under insurance contracts	309	—	—	6	—	—	3	318
TOTAL LIABILITIES	905	228	(42)	(138)	—	(310)	(14)	629